EXHIBIT 99.9

Clarifii data compare report

Redaction ID	Loan ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
1102687	XXXX		XXXX	XXXX	Qualifying FICO	creditLiabilitiesPage	796	793	Lowest Mid-Score
1112604	XXXX		XXXX	XXXX	Property Type	propertyValuationPage	Two to Four Unit	Attached	Per Appraisal